BNY Mellon Sustainable U.S. Equity Fund, Inc.
Statement of Investments
February 28, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.5%
Banks — 6.2%
First Horizon Corp.	365,315	7,868,885
JPMorgan Chase & Co.	79,352	21,000,507
		28,869,392
Capital Goods — 9.5%
AECOM	65,968	6,600,098
GE Vernova, Inc.	17,080	5,724,874
Hubbell, Inc.	21,261	7,900,375
Ingersoll Rand, Inc.	117,679	9,976,826
Johnson Controls International PLC	78,888	6,757,546
Trane Technologies PLC	22,073	7,807,220
		44,766,939
Commercial & Professional Services — 3.4%
Veralto Corp.	71,607	7,143,514
Waste Management, Inc.	36,939	8,598,661
		15,742,175
Consumer Discretionary Distribution & Retail — 4.8%
Amazon.com, Inc. (a)	107,019	22,717,993
Consumer Durables & Apparel — 1.1%
Lululemon Athletica, Inc. (a)	14,218	5,198,243
Consumer Staples Distribution & Retail — 3.5%
Costco Wholesale Corp.	15,547	16,302,740
Financial Services — 5.5%
Mastercard, Inc., Cl. A	24,102	13,890,224
The Goldman Sachs Group, Inc.	18,987	11,815,420
		25,705,644
Food, Beverage & Tobacco — 2.3%
Darling Ingredients, Inc. (a)	117,501	4,240,611
PepsiCo, Inc.	43,876	6,733,650
		10,974,261
Health Care Equipment & Services — 6.7%
Alcon AG	82,851	7,663,717
Boston Scientific Corp. (a)	107,709	11,179,117
Dexcom, Inc. (a)	73,406	6,486,888
UnitedHealth Group, Inc.	13,112	6,227,676
		31,557,398
Insurance — 4.9%
Aon PLC, Cl. A	20,420	8,354,230
Assurant, Inc.	32,516	6,759,751
RenaissanceRe Holdings Ltd.	33,446	7,947,439
		23,061,420
Materials — 2.7%
Crown Holdings, Inc.	63,518	5,693,118
Linde PLC	14,655	6,844,618
		12,537,736
Media & Entertainment — 4.3%
Alphabet, Inc., Cl. A	119,546	20,356,293
Pharmaceuticals, Biotechnology & Life Sciences — 7.7%
AbbVie, Inc.	39,545	8,266,091

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 7.7% (continued)
Bristol-Myers Squibb Co.	120,482	7,183,137
Danaher Corp.	36,711	7,627,077
Illumina, Inc. (a)	49,901	4,428,215
Zoetis, Inc.	50,328	8,416,855
		35,921,375
Semiconductors & Semiconductor Equipment — 10.8%
Micron Technology, Inc.	69,729	6,528,726
NVIDIA Corp.	318,931	39,840,861
Texas Instruments, Inc.	22,612	4,431,726
		50,801,313
Software & Services — 14.0%
Accenture PLC, Cl. A	19,725	6,874,163
Akamai Technologies, Inc. (a)	53,307	4,300,809
Intuit, Inc.	17,629	10,821,385
Microsoft Corp.	83,560	33,172,484
ServiceNow, Inc. (a)	5,449	5,066,262
Synopsys, Inc. (a)	11,598	5,303,534
		65,538,637
Technology Hardware & Equipment — 8.6%
Apple, Inc.	142,911	34,561,596
TE Connectivity PLC	38,404	5,915,368
		40,476,964
Utilities — 3.5%
Constellation Energy Corp.	37,507	9,397,191
NextEra Energy, Inc.	101,188	7,100,362
		16,497,553
Total Common Stocks (cost $278,818,247)		467,026,076

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $2,135,539)	4.43	2,135,539	2,135,539
Total Investments (cost $280,953,786)		100.0%	469,161,615
Liabilities, Less Cash and Receivables		(.0 )%	(46,775)
Net Assets		100.0%	469,114,840

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Sustainable U.S. Equity Fund, Inc.
February 28, 2025 (Unaudited)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	467,026,076	—	—	467,026,076
Investment Companies	2,135,539	—	—	2,135,539
	469,161,615	—	—	469,161,615

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2025, accumulated net unrealized appreciation on investments was $188,207,829, consisting of $202,289,663 gross unrealized appreciation and $14,081,834 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.